Commitments (Tables)	12 Months Ended
Mar. 31, 2025
Commitments
Schedule of capital commitments
The amounts below are the minimum amounts that we are committed to pay.

	2025 €m	2024 € m

Contracts placed for future capital expenditure not provided in the financial statements 1, 2	2,264	2,442
Notes:

1.	Commitment includes contracts placed for property, plant and equipment and intangible assets.

2.
Includes
€
nil (2024:
€
423 million) in respect of Vodafone Italy and Vodafone Spain, which are reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.